September 30, 2025
2025 Quarterly Report (Unaudited)

Large Cap Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
ATI, Inc.(a)	85,109	$ 6,922,766
Axon Enterprise, Inc.(a)	45,096	32,362,693
Boeing Co.(a)	437,903	94,512,604
BWX Technologies, Inc.	54,689	10,083,011
Curtiss-Wright Corp.	22,532	12,233,524
General Dynamics Corp.(b)	151,746	51,745,386
General Electric Co.	635,446	191,154,866
HEICO Corp.(b)	25,870	8,351,353
HEICO Corp., Class A	44,875	11,402,289
Hexcel Corp.(b)	49,064	3,076,313
Howmet Aerospace, Inc.	242,307	47,547,903
Huntington Ingalls Industries, Inc.	23,249	6,693,620
Karman Holdings, Inc.(a)	15,774	1,138,883
L3Harris Technologies, Inc.(b)	113,117	34,547,063
Leonardo DRS, Inc.(b)	46,659	2,118,319
Loar Holdings, Inc.(a)	30,294	2,423,520
Lockheed Martin Corp.	126,198	62,999,303
Northrop Grumman Corp.	81,491	49,654,096
Rocket Lab Corp.(a)(b)	248,008	11,882,063
RTX Corp.(b)	808,467	135,280,783
Spirit AeroSystems Holdings, Inc., Class A(a)	69,792	2,693,971
StandardAero, Inc.(a)	95,699	2,611,626
Textron, Inc.(b)	105,232	8,891,052
TransDigm Group, Inc.	33,402	44,024,504
Woodward, Inc.	35,361	8,936,078
		843,287,589
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.(b)	69,836	9,246,286
Expeditors International of Washington, Inc.(b)	82,054	10,059,000
FedEx Corp.	128,804	30,373,271
GXO Logistics, Inc.(a)(b)	69,981	3,701,295
United Parcel Service, Inc., Class B	443,526	37,047,727
		90,427,579
Automobile Components — 0.1%
Aptiv PLC(a)	138,260	11,920,777
BorgWarner, Inc.	132,652	5,831,382
Gentex Corp.	132,024	3,736,279
Lear Corp.(b)	31,937	3,213,182
QuantumScape Corp., Class A(a)(b)	243,934	3,005,267
		27,706,887
Automobiles — 2.2%
Ford Motor Co.(b)	2,372,264	28,372,277
General Motors Co.	571,759	34,860,146
Harley-Davidson, Inc.(b)	62,360	1,739,844
Lucid Group, Inc.(a)(b)	94,706	2,253,056
Rivian Automotive, Inc., Class A(a)(b)	451,573	6,629,092
Tesla, Inc.(a)	1,699,750	755,912,820
Thor Industries, Inc.(b)	29,897	3,100,020
		832,867,255
Banks — 3.7%
Bank of America Corp.	4,075,721	210,266,446
Bank OZK(b)	61,279	3,124,003
BOK Financial Corp.(b)	14,744	1,643,071
Citigroup, Inc.	1,103,349	111,989,923
Citizens Financial Group, Inc.(b)	260,767	13,862,374
Columbia Banking System, Inc.	176,321	4,538,503
Comerica, Inc.	79,676	5,459,400
Commerce Bancshares, Inc.(b)	75,330	4,501,721
Security	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.(b)	34,165	$ 4,331,097
East West Bancorp, Inc.	86,697	9,228,896
Fifth Third Bancorp(b)	405,828	18,079,637
First Citizens BancShares, Inc., Class A	5,910	10,573,936
First Hawaiian, Inc.(b)	72,436	1,798,586
First Horizon Corp.(b)	306,421	6,928,179
FNB Corp.	219,893	3,542,476
Huntington Bancshares, Inc.	887,941	15,334,741
JPMorgan Chase & Co.	1,678,253	529,371,344
KeyCorp(b)	563,437	10,530,638
M&T Bank Corp.(b)	96,808	19,131,197
NU Holdings Ltd./Cayman Islands, Class A(a)	2,039,031	32,644,886
Pinnacle Financial Partners, Inc.	44,855	4,206,950
PNC Financial Services Group, Inc.(b)	238,768	47,975,654
Popular, Inc.	39,122	4,968,885
Prosperity Bancshares, Inc.	56,125	3,723,894
Regions Financial Corp.(b)	529,888	13,973,147
Southstate Bank Corp.	65,584	6,484,290
Synovus Financial Corp.	80,770	3,964,192
TFS Financial Corp.(b)	35,153	463,141
Truist Financial Corp.	775,202	35,442,235
U.S. Bancorp(b)	943,789	45,613,322
Webster Financial Corp.	100,150	5,952,916
Wells Fargo & Co.	1,948,782	163,346,907
Western Alliance Bancorp(b)	62,205	5,394,418
Wintrust Financial Corp.(b)	39,043	5,170,855
Zions Bancorp N.A.(b)	88,902	5,030,075
		1,368,591,935
Beverages — 0.9%
Boston Beer Co., Inc., Class A(a)	5,434	1,148,856
Brown-Forman Corp., Class A(b)	30,607	823,634
Brown-Forman Corp., Class B(b)	91,128	2,467,746
Celsius Holdings, Inc.(a)	98,553	5,665,812
Coca-Cola Co.	2,349,984	155,850,939
Coca-Cola Consolidated, Inc.(b)	31,942	3,742,325
Constellation Brands, Inc., Class A(b)	86,101	11,595,222
Keurig Dr. Pepper, Inc.	792,754	20,223,155
Molson Coors Beverage Co., Class B(b)	100,550	4,549,887
Monster Beverage Corp.(a)	424,084	28,545,094
PepsiCo, Inc.	828,060	116,292,746
Primo Brands Corp.(b)	158,416	3,500,994
		354,406,410
Biotechnology — 1.8%
AbbVie, Inc.(b)	1,070,532	247,870,979
Alnylam Pharmaceuticals, Inc.(a)	75,440	34,400,640
Amgen, Inc.(b)	325,024	91,721,773
Apellis Pharmaceuticals, Inc.(a)	64,987	1,470,656
Biogen, Inc.(a)	86,434	12,107,675
BioMarin Pharmaceutical, Inc.(a)	113,317	6,137,249
Caris Life Sciences, Inc.(a)	22,785	689,246
Exact Sciences Corp.(a)	111,960	6,125,332
Exelixis, Inc.(a)	164,420	6,790,546
Gilead Sciences, Inc.	752,569	83,535,159
Halozyme Therapeutics, Inc.(a)	75,607	5,545,017
Incyte Corp.(a)	94,841	8,043,465
Insmed, Inc.(a)	111,579	16,068,492
Ionis Pharmaceuticals, Inc.(a)	97,445	6,374,852
Moderna, Inc.(a)	226,923	5,861,421
Natera, Inc.(a)	77,363	12,453,122
Neurocrine Biosciences, Inc.(a)	59,024	8,285,789
Regeneron Pharmaceuticals, Inc.	63,023	35,435,942

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Revolution Medicines, Inc.(a)(b)	106,937	$ 4,993,958
Roivant Sciences Ltd.(a)	225,180	3,406,973
Sarepta Therapeutics, Inc.(a)(b)	55,854	1,076,306
Summit Therapeutics, Inc.(a)	69,598	1,437,895
Ultragenyx Pharmaceutical, Inc.(a)	52,561	1,581,035
United Therapeutics Corp.(a)	26,306	11,027,738
Vertex Pharmaceuticals, Inc.(a)	155,403	60,862,031
Viking Therapeutics, Inc.(a)(b)	68,356	1,796,396
		675,099,687
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	5,796,689	1,272,779,004
Coupang, Inc., Class A(a)	753,356	24,258,063
Dillard’s, Inc., Class A(b)	2,021	1,241,864
eBay, Inc.	280,673	25,527,209
Etsy, Inc.(a)	62,422	4,144,197
Macy’s, Inc.	161,963	2,903,997
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,621	4,702,136
		1,335,556,470
Building Products — 0.6%
A.O. Smith Corp.	68,726	5,045,176
AAON, Inc.(b)	42,236	3,946,532
Advanced Drainage Systems, Inc.(b)	40,982	5,684,203
Allegion PLC	50,782	9,006,188
Armstrong World Industries, Inc.	24,965	4,893,390
Builders FirstSource, Inc.(a)	65,285	7,915,806
Carlisle Cos., Inc.(b)	25,596	8,420,060
Carrier Global Corp.(b)	476,568	28,451,109
Fortune Brands Innovations, Inc.	72,510	3,871,309
Hayward Holdings, Inc.(a)	142,572	2,155,689
Johnson Controls International PLC	398,932	43,862,573
Lennox International, Inc.(b)	19,073	10,096,483
Masco Corp.	133,599	9,404,034
Owens Corning(b)	51,422	7,274,156
Simpson Manufacturing Co., Inc.	25,393	4,252,312
Trane Technologies PLC	135,548	57,195,834
Trex Co., Inc.(a)	61,336	3,169,231
		214,644,085
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	16,697	3,981,066
Ameriprise Financial, Inc.	56,532	27,771,345
ARES Management Corp., Class A(b)	112,620	18,006,812
Bank of New York Mellon Corp.	423,554	46,150,444
Blackrock, Inc.(c)	92,190	107,481,555
Blackstone, Inc., Class A(b)	442,289	75,565,076
Blue Owl Capital, Inc., Class A(b)	369,593	6,257,209
Brookfield Asset Management Ltd., Class A	229,228	13,052,242
Carlyle Group, Inc.(b)	155,826	9,770,290
Cboe Global Markets, Inc.(b)	61,988	15,202,557
Charles Schwab Corp.	1,031,289	98,457,161
CME Group, Inc., Class A	218,426	59,016,521
Coinbase Global, Inc., Class A(a)	127,381	42,989,814
Evercore, Inc., Class A(b)	21,978	7,413,619
FactSet Research Systems, Inc.	22,520	6,451,755
Franklin Resources, Inc.(b)	191,234	4,423,242
Freedom Holding Corp.(a)(b)	10,512	1,809,431
Goldman Sachs Group, Inc.(b)	181,655	144,660,959
Hamilton Lane, Inc., Class A(b)	24,654	3,323,113
Houlihan Lokey, Inc., Class A(b)	32,899	6,754,823
Interactive Brokers Group, Inc., Class A	253,913	17,471,754
Intercontinental Exchange, Inc.	344,732	58,080,447
Invesco Ltd.	213,211	4,891,060
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	73,465	$ 3,269,927
Jefferies Financial Group, Inc.	93,322	6,105,125
KKR & Co., Inc., Class A	409,798	53,253,250
Lazard, Inc.	64,973	3,429,275
LPL Financial Holdings, Inc.	47,769	15,892,269
MarketAxess Holdings, Inc.	21,570	3,758,572
Moody’s Corp.	93,934	44,757,672
Morgan Stanley	695,951	110,628,371
Morningstar, Inc.	14,329	3,324,471
MSCI, Inc., Class A(b)	45,790	25,981,704
Nasdaq, Inc.	251,896	22,280,201
Northern Trust Corp.(b)	115,917	15,602,428
Raymond James Financial, Inc.(b)	109,603	18,917,478
Robinhood Markets, Inc., Class A(a)	447,213	64,031,957
S&P Global, Inc.	185,549	90,308,554
SEI Investments Co.(b)	64,104	5,439,224
State Street Corp.(b)	172,396	19,999,660
Stifel Financial Corp.(b)	59,110	6,707,212
T. Rowe Price Group, Inc.	131,135	13,459,696
TPG, Inc., Class A	78,799	4,527,003
Tradeweb Markets, Inc., Class A	68,587	7,611,785
Virtu Financial, Inc., Class A	52,586	1,866,803
XP, Inc., Class A	250,754	4,711,668
		1,324,846,600
Chemicals — 1.1%
Air Products and Chemicals, Inc.(b)	134,239	36,609,660
Albemarle Corp.(b)	72,251	5,858,111
Ashland, Inc.	28,338	1,357,674
Axalta Coating Systems Ltd.(a)	131,824	3,772,803
Celanese Corp., Class A	64,799	2,726,742
CF Industries Holdings, Inc.	97,212	8,719,916
Corteva, Inc.(b)	415,262	28,084,169
Dow, Inc.(b)	420,752	9,647,843
DuPont de Nemours, Inc.(b)	257,176	20,034,011
Eastman Chemical Co.(b)	67,587	4,261,360
Ecolab, Inc.	150,781	41,292,885
Element Solutions, Inc.(b)	127,594	3,211,541
FMC Corp.(b)	76,580	2,575,385
Huntsman Corp.	100,247	900,218
International Flavors & Fragrances, Inc.	152,569	9,389,096
Linde PLC	283,770	134,790,750
LyondellBasell Industries NV, Class A(b)	153,180	7,511,947
Mosaic Co.	188,047	6,521,470
NewMarket Corp.(b)	3,494	2,893,766
Olin Corp.(b)	71,273	1,781,112
PPG Industries, Inc.(b)	135,589	14,251,760
RPM International, Inc.	80,278	9,463,171
Scotts Miracle-Gro Co.	27,058	1,540,953
Sherwin-Williams Co.(b)	140,072	48,501,331
Westlake Corp.(b)	21,978	1,693,625
		407,391,299
Commercial Services & Supplies — 0.5%
Cintas Corp.	207,755	42,643,791
Clean Harbors, Inc.(a)	30,655	7,118,704
Copart, Inc.(a)	538,813	24,230,421
MSA Safety, Inc.(b)	21,394	3,681,266
RB Global, Inc.(b)	115,449	12,510,054
Republic Services, Inc.	123,132	28,256,331
Rollins, Inc.	164,552	9,665,784
Tetra Tech, Inc.	158,467	5,289,628
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	142,929	$ 15,237,661
Waste Management, Inc.	223,553	49,367,209
		198,000,849
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	623,381	90,832,846
Ciena Corp.(a)	84,561	12,318,001
Cisco Systems, Inc.	2,405,175	164,562,073
F5, Inc.(a)	34,178	11,045,988
Lumentum Holdings, Inc.(a)(b)	40,141	6,531,342
Motorola Solutions, Inc.	100,684	46,041,786
Ubiquiti, Inc.(b)	2,640	1,743,931
		333,075,967
Construction & Engineering — 0.3%
AECOM	83,028	10,832,663
API Group Corp.(a)	219,147	7,532,082
Comfort Systems USA, Inc.	20,839	17,195,926
EMCOR Group, Inc.	26,170	16,998,462
Everus Construction Group, Inc.(a)	29,179	2,502,099
MasTec, Inc.(a)	36,749	7,820,555
Quanta Services, Inc.(b)	89,049	36,903,687
Valmont Industries, Inc.(b)	11,473	4,448,426
WillScot Holdings Corp., Class A(b)	105,123	2,219,147
		106,453,047
Construction Materials — 0.3%
CRH PLC	409,826	49,138,137
Eagle Materials, Inc.(b)	19,906	4,638,894
James Hardie Industries PLC(a)(b)	91,841	1,764,266
Martin Marietta Materials, Inc.	35,753	22,534,401
Vulcan Materials Co.	80,473	24,755,104
		102,830,802
Consumer Finance — 0.6%
Ally Financial, Inc.	166,375	6,521,900
American Express Co.(b)	331,899	110,243,572
Capital One Financial Corp.	379,840	80,746,387
Credit Acceptance Corp.(a)(b)	4,151	1,938,227
OneMain Holdings, Inc.	72,266	4,080,138
SLM Corp.(b)	128,806	3,565,350
SoFi Technologies, Inc.(a)	674,828	17,828,956
Synchrony Financial(b)	226,903	16,121,458
		241,045,988
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A(b)	248,271	4,347,225
BJ’s Wholesale Club Holdings, Inc.(a)	76,361	7,120,663
Casey’s General Stores, Inc.	21,891	12,375,420
Costco Wholesale Corp.	268,217	248,269,702
Dollar General Corp.	131,682	13,609,335
Dollar Tree, Inc.(a)	120,190	11,342,330
Kroger Co.	369,851	24,931,656
Maplebear, Inc.(a)	104,058	3,825,172
Performance Food Group Co.(a)	92,540	9,627,862
Sprouts Farmers Market, Inc.(a)	58,230	6,335,424
Sysco Corp.	295,543	24,335,011
Target Corp.(b)	277,364	24,879,551
U.S. Foods Holding Corp.(a)	142,585	10,924,863
Walmart, Inc.	2,629,058	270,950,717
		672,874,931
Containers & Packaging — 0.2%
Amcor PLC(b)	1,450,511	11,865,180
AptarGroup, Inc.	39,460	5,274,224
Avery Dennison Corp.	46,105	7,476,848
Security	Shares	Value
Containers & Packaging (continued)
Ball Corp.(b)	166,158	$ 8,377,686
Crown Holdings, Inc.(b)	70,200	6,780,618
Graphic Packaging Holding Co.(b)	172,118	3,368,349
International Paper Co.(b)	323,712	15,020,237
Packaging Corp. of America	52,548	11,451,786
Sealed Air Corp.(b)	82,073	2,901,281
Silgan Holdings, Inc.(b)	53,550	2,303,185
Smurfit WestRock PLC(b)	319,843	13,615,716
Sonoco Products Co.	59,006	2,542,569
		90,977,679
Distributors — 0.1%
Genuine Parts Co.(b)	82,459	11,428,817
LKQ Corp.	154,842	4,728,875
Pool Corp.(b)	21,897	6,789,603
		22,947,295
Diversified Consumer Services — 0.1%
ADT, Inc.	308,351	2,685,737
Bright Horizons Family Solutions, Inc.(a)	33,465	3,633,295
Duolingo, Inc., Class A(a)	22,093	7,110,411
Grand Canyon Education, Inc.(a)	16,672	3,659,838
H&R Block, Inc.(b)	78,657	3,977,685
Service Corp. International(b)	83,511	6,949,785
		28,016,751
Diversified REITs — 0.0%
WP Carey, Inc.(b)	131,247	8,868,360
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc., Class A(a)(b)	117,904	5,786,728
AT&T, Inc.	4,238,901	119,706,564
Frontier Communications Parent, Inc.(a)	142,914	5,337,838
GCI Liberty, Inc.(a)(d)	56,944	1
GCI Liberty, Inc., Class A, Class A(a)	2,125	79,804
GCI Liberty, Inc., Class C, Class C(a)	13,245	493,641
Iridium Communications, Inc.(b)	57,814	1,009,432
Liberty Global Ltd., Class A(a)	107,807	1,235,468
Liberty Global Ltd., Class C(a)	85,293	1,002,193
Verizon Communications, Inc.(b)	2,552,171	112,167,916
		246,819,585
Electric Utilities — 1.4%
Alliant Energy Corp.(b)	151,009	10,179,517
American Electric Power Co., Inc.	323,494	36,393,075
Constellation Energy Corp.	189,269	62,282,750
Duke Energy Corp.(b)	472,489	58,470,514
Edison International	227,484	12,575,315
Entergy Corp.	266,056	24,793,759
Evergy, Inc.(b)	135,698	10,315,762
Eversource Energy	220,249	15,668,514
Exelon Corp.	615,184	27,689,432
FirstEnergy Corp.(b)	328,954	15,072,672
IDACORP, Inc.(b)	33,179	4,384,605
NextEra Energy, Inc.(b)	1,246,144	94,071,411
NRG Energy, Inc.	116,431	18,856,000
OGE Energy Corp.(b)	122,316	5,659,561
PG&E Corp.(b)	1,347,019	20,313,046
Pinnacle West Capital Corp.(b)	70,931	6,359,673
PPL Corp.(b)	454,855	16,902,412
Southern Co.(b)	665,853	63,102,889
Xcel Energy, Inc.(b)	352,645	28,440,819
		531,531,726
Electrical Equipment — 1.0%
Acuity, Inc.	18,058	6,218,995

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
AMETEK, Inc.	140,096	$ 26,338,048
Eaton Corp. PLC(b)	236,814	88,627,639
Emerson Electric Co.	340,581	44,677,416
GE Vernova, Inc.	165,207	101,585,784
Generac Holdings, Inc.(a)	35,256	5,901,854
Hubbell, Inc.(b)	32,071	13,800,472
nVent Electric PLC	99,278	9,792,782
Regal Rexnord Corp.(b)	38,743	5,557,296
Rockwell Automation, Inc.	68,982	24,111,278
Sensata Technologies Holding PLC(b)	89,072	2,721,150
Vertiv Holdings Co., Class A	232,209	35,031,050
		364,363,764
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	728,625	90,167,344
Arrow Electronics, Inc.(a)	32,321	3,910,841
Avnet, Inc.(b)	50,762	2,653,837
CDW Corp./DE	82,446	13,131,999
Cognex Corp.	96,008	4,349,162
Coherent Corp.(a)	91,404	9,846,039
Corning, Inc.	471,785	38,700,523
Crane NXT Co.(b)	29,782	1,997,479
Flex Ltd.(a)	228,474	13,244,638
Ingram Micro Holding Corp.(b)	15,671	336,770
IPG Photonics Corp.(a)	14,252	1,128,616
Jabil, Inc.	63,236	13,732,962
Keysight Technologies, Inc.(a)	102,768	17,976,179
Littelfuse, Inc.(b)	15,255	3,951,198
Ralliant Corp.	71,439	3,124,027
TD SYNNEX Corp.(b)	46,338	7,587,847
Teledyne Technologies, Inc.(a)	27,868	16,331,763
Trimble, Inc.(a)	149,421	12,200,225
Vontier Corp.	90,194	3,785,442
Zebra Technologies Corp., Class A(a)	29,936	8,895,782
		267,052,673
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A(b)	602,482	29,352,923
Halliburton Co.	507,034	12,473,036
NOV, Inc.(b)	232,224	3,076,968
Schlumberger NV	909,012	31,242,743
TechnipFMC PLC	243,723	9,614,872
Weatherford International PLC(b)	40,872	2,796,871
		88,557,413
Entertainment — 1.8%
Electronic Arts, Inc.	154,137	31,089,433
Liberty Media Corp.-Liberty Formula One, Class C(a)	125,535	13,112,131
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,352,886
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	1,246,363
Liberty Media Corp.-Liberty Live, Class C(a)	25,820	2,503,765
Live Nation Entertainment, Inc.(a)	94,873	15,502,248
Madison Square Garden Sports Corp., Class A(a)	9,935	2,255,245
Netflix, Inc.(a)	256,100	307,043,412
ROBLOX Corp., Class A(a)	369,516	51,185,356
Roku, Inc., Class A(a)	77,904	7,800,528
Spotify Technology SA(a)	92,951	64,879,798
Take-Two Interactive Software, Inc.(a)	108,679	28,078,306
TKO Group Holdings, Inc., Class A	40,344	8,147,874
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.	1,094,325	$ 125,300,213
Warner Bros Discovery, Inc., Class A(a)	1,387,783	27,103,402
		686,600,960
Financial Services — 3.8%
Affirm Holdings, Inc., Class A(a)	158,560	11,587,565
Apollo Global Management, Inc.(b)	249,117	33,199,823
Berkshire Hathaway, Inc., Class B(a)	1,114,545	560,326,353
Block, Inc., Class A(a)	331,563	23,962,058
Corpay, Inc.(a)	40,560	11,683,714
Equitable Holdings, Inc.	179,516	9,115,822
Euronet Worldwide, Inc.(a)	24,116	2,117,626
Fidelity National Information Services, Inc.	322,767	21,283,256
Fiserv, Inc.(a)	326,457	42,090,101
Global Payments, Inc.	144,460	12,001,737
Jack Henry & Associates, Inc.(b)	43,521	6,481,582
Mastercard, Inc., Class A	491,624	279,640,647
MGIC Investment Corp.	141,379	4,010,922
Mr. Cooper Group, Inc.	38,721	8,162,000
PayPal Holdings, Inc.(a)	576,185	38,638,966
Rocket Cos., Inc., Class A(b)	149,674	2,900,682
Shift4 Payments, Inc., Class A(a)(b)	38,699	2,995,303
Toast, Inc., Class A(a)	267,277	9,758,283
UWM Holdings Corp., Class A(b)	64,344	391,855
Visa, Inc., A Shares(b)	1,029,237	351,360,927
Voya Financial, Inc.	55,765	4,171,222
Western Union Co.(b)	179,273	1,432,391
WEX, Inc.(a)(b)	20,686	3,258,666
		1,440,571,501
Food Products — 0.5%
Archer-Daniels-Midland Co.(b)	291,888	17,437,389
Bunge Global SA(b)	79,026	6,420,862
Campbell’s Co.(b)	119,974	3,788,779
Conagra Brands, Inc.	284,289	5,205,332
Darling Ingredients, Inc.(a)	94,657	2,922,062
Flowers Foods, Inc.(b)	115,808	1,511,294
Freshpet, Inc.(a)	27,863	1,535,530
General Mills, Inc.(b)	327,122	16,493,491
Hershey Co.(b)	89,398	16,721,896
Hormel Foods Corp.(b)	177,840	4,399,762
Ingredion, Inc.(b)	37,961	4,635,418
J.M. Smucker Co.(b)	61,211	6,647,515
Kellanova	171,108	14,034,278
Kraft Heinz Co.(b)	527,752	13,742,662
Lamb Weston Holdings, Inc.(b)	80,826	4,694,374
McCormick & Co., Inc.(b)	149,605	10,010,071
Mondelez International, Inc., Class A	782,900	48,907,763
Pilgrim’s Pride Corp.(b)	28,135	1,145,657
Post Holdings, Inc.(a)	31,526	3,388,414
Seaboard Corp.(b)	115	419,405
Smithfield Foods, Inc.	16,486	387,091
Tyson Foods, Inc., Class A(b)	165,048	8,962,106
		193,411,151
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	93,375	15,943,781
MDU Resources Group, Inc.	114,135	2,032,744
National Fuel Gas Co.	52,318	4,832,614
UGI Corp.	125,957	4,189,330
		26,998,469
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	1,577,489
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
CSX Corp.	1,134,319	$ 40,279,668
JB Hunt Transport Services, Inc.(b)	48,643	6,526,431
Knight-Swift Transportation Holdings, Inc.	97,236	3,841,794
Landstar System, Inc.	20,649	2,530,742
Lyft, Inc., Class A(a)	234,743	5,166,693
Norfolk Southern Corp.	136,465	40,995,451
Old Dominion Freight Line, Inc.(b)	114,617	16,135,781
Ryder System, Inc.	24,514	4,624,321
Saia, Inc.(a)	16,256	4,866,396
Schneider National, Inc., Class B(b)	26,348	557,524
Uber Technologies, Inc.(a)	1,216,603	119,190,596
U-Haul Holding Co.(a)(b)	5,406	308,520
U-Haul Holding Co., Series N(b)	60,528	3,080,875
Union Pacific Corp.	361,390	85,421,754
XPO, Inc.(a)(b)	72,517	9,374,273
		344,478,308
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories(b)	1,046,360	140,149,458
Align Technology, Inc.(a)	40,529	5,075,041
Baxter International, Inc.(b)	310,619	7,072,795
Becton Dickinson & Co.(b)	173,219	32,421,400
Boston Scientific Corp.(a)	891,967	87,082,738
Cooper Cos., Inc.(a)	119,067	8,163,234
DENTSPLY SIRONA, Inc.	127,988	1,624,168
Dexcom, Inc.(a)	239,095	16,088,703
Edwards Lifesciences Corp.(a)	350,524	27,260,251
Envista Holdings Corp.(a)	104,952	2,137,872
GE HealthCare Technologies, Inc.(a)	279,456	20,987,146
Globus Medical, Inc., Class A(a)	67,314	3,855,073
Hologic, Inc.(a)	133,724	9,025,033
IDEXX Laboratories, Inc.(a)	48,881	31,229,582
Inspire Medical Systems, Inc.(a)	16,155	1,198,701
Insulet Corp.(a)	41,910	12,938,874
Intuitive Surgical, Inc.(a)	215,659	96,449,175
Masimo Corp.(a)	26,075	3,847,366
Medtronic PLC	774,931	73,804,428
Penumbra, Inc.(a)	22,862	5,791,402
ResMed, Inc.(b)	88,815	24,311,330
Solventum Corp.(a)	93,029	6,791,117
STERIS PLC	58,093	14,374,532
Stryker Corp.	207,993	76,888,772
Teleflex, Inc.(b)	26,155	3,200,326
Zimmer Biomet Holdings, Inc.(b)	117,837	11,606,945
		723,375,462
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	59,878	1,482,579
Cardinal Health, Inc.(b)	142,588	22,380,612
Cencora, Inc.	109,804	34,317,044
Centene Corp.(a)	289,178	10,317,871
Chemed Corp.	8,657	3,876,085
Cigna Group	158,325	45,637,181
CVS Health Corp.(b)	756,833	57,057,640
DaVita, Inc.(a)	23,596	3,135,201
Elevance Health, Inc.	136,650	44,154,348
Encompass Health Corp.(b)	59,582	7,568,106
HCA Healthcare, Inc.	103,469	44,098,488
Henry Schein, Inc.(a)	67,593	4,486,147
Humana, Inc.	71,423	18,582,122
Labcorp Holdings, Inc.(b)	50,094	14,379,984
McKesson Corp.	75,839	58,588,661
Molina Healthcare, Inc.(a)	31,596	6,046,211
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.(b)	65,956	$ 12,569,894
Tenet Healthcare Corp.(a)	53,657	10,894,517
UnitedHealth Group, Inc.	549,885	189,875,291
Universal Health Services, Inc., Class B	33,559	6,860,802
		596,308,784
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(b)	102,821	8,569,102
Healthcare Realty Trust, Inc.(b)	194,033	3,498,415
Healthpeak Properties, Inc.(b)	421,240	8,066,746
Medical Properties Trust, Inc.(b)	304,053	1,541,549
Omega Healthcare Investors, Inc.	170,338	7,191,670
Ventas, Inc.	269,924	18,891,981
Welltower, Inc.	404,384	72,036,966
		119,796,429
Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	890,630
Doximity, Inc., Class A	85,464	6,251,692
Veeva Systems, Inc., Class A	89,953	26,797,898
		33,940,220
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	417,874	7,112,216
Park Hotels & Resorts, Inc.	137,179	1,519,943
		8,632,159
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	257,471	31,262,129
Aramark(b)	156,057	5,992,589
Booking Holdings, Inc.	19,658	106,138,850
Boyd Gaming Corp.(b)	33,758	2,918,379
Caesars Entertainment, Inc.(a)	124,559	3,366,207
Carnival Corp.(a)	656,928	18,991,788
Cava Group, Inc.(a)	59,454	3,591,616
Chipotle Mexican Grill, Inc.(a)	812,569	31,844,579
Choice Hotels International, Inc.(b)	15,026	1,606,430
Churchill Downs, Inc.	38,792	3,763,212
Darden Restaurants, Inc.(b)	69,124	13,158,445
Domino’s Pizza, Inc.(b)	18,864	8,143,777
DoorDash, Inc., Class A(a)	217,854	59,254,109
DraftKings, Inc., Class A(a)	293,606	10,980,864
Dutch Bros, Inc., Class A(a)	70,278	3,678,351
Expedia Group, Inc.(b)	72,540	15,505,425
Flutter Entertainment PLC(a)	105,033	26,678,382
Hilton Worldwide Holdings, Inc.	140,772	36,521,888
Hyatt Hotels Corp., Class A	23,232	3,297,318
Las Vegas Sands Corp.	190,617	10,253,288
Light & Wonder, Inc., Class A(a)	50,444	4,234,269
Marriott International, Inc., Class A(b)	137,550	35,823,522
McDonald’s Corp.(b)	431,973	131,272,275
MGM Resorts International(a)	124,875	4,328,168
Norwegian Cruise Line Holdings Ltd.(a)(b)	266,210	6,556,752
Penn Entertainment, Inc.(a)	83,723	1,612,505
Planet Fitness, Inc., Class A(a)	51,422	5,337,604
Restaurant Brands International, Inc.(b)	193,960	12,440,594
Royal Caribbean Cruises Ltd.(b)	153,099	49,539,774
Starbucks Corp.(b)	690,379	58,406,063
Texas Roadhouse, Inc.	39,986	6,643,674
Travel & Leisure Co.	36,922	2,196,490
Vail Resorts, Inc.(b)	20,529	3,070,523
Viking Holdings Ltd.(a)	119,536	7,430,358
Wendy’s Co.(b)	117,565	1,076,895
Wingstop, Inc.(b)	16,929	4,260,691

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.(b)	47,369	$ 3,784,783
Wynn Resorts Ltd.(b)	48,362	6,203,394
Yum! Brands, Inc.	169,835	25,814,920
		766,980,880
Household Durables — 0.4%
DR Horton, Inc.(b)	161,552	27,378,218
Garmin Ltd.(b)	99,402	24,474,760
Lennar Corp., B Shares(b)	6,036	724,260
Lennar Corp., Class A(b)	135,116	17,030,021
Mohawk Industries, Inc.(a)	30,747	3,963,903
Newell Brands, Inc.(b)	242,632	1,271,392
NVR, Inc.(a)	1,675	13,458,056
PulteGroup, Inc.	118,172	15,614,066
SharkNinja, Inc.(a)(b)	49,341	5,089,524
Somnigroup International, Inc.(b)	120,455	10,157,970
Toll Brothers, Inc.(b)	59,302	8,191,978
TopBuild Corp.(a)(b)	17,478	6,831,451
Whirlpool Corp.(b)	32,729	2,572,499
		136,758,098
Household Products — 0.8%
Church & Dwight Co., Inc.(b)	147,162	12,895,806
Clorox Co.	73,106	9,013,970
Colgate-Palmolive Co.(b)	485,805	38,835,252
Kimberly-Clark Corp.(b)	202,397	25,166,043
Procter & Gamble Co.	1,419,377	218,087,276
Reynolds Consumer Products, Inc.(b)	33,158	811,376
		304,809,723
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.(b)	435,026	5,724,942
Brookfield Renewable Corp.(b)	79,735	2,744,479
Clearway Energy, Inc., Class A(b)	22,840	615,081
Clearway Energy, Inc., Class C(b)	53,375	1,507,844
Talen Energy Corp.(a)	28,499	12,122,905
Vistra Corp.	204,431	40,052,121
		62,767,372
Industrial Conglomerates — 0.3%
3M Co.	323,568	50,211,282
Honeywell International, Inc.	384,448	80,926,304
		131,137,586
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(b)	179,449	2,196,456
EastGroup Properties, Inc.(b)	30,942	5,237,243
First Industrial Realty Trust, Inc.(b)	79,668	4,100,512
Lineage, Inc.(b)	40,725	1,573,614
Prologis, Inc.	560,524	64,191,208
Rexford Industrial Realty, Inc.(b)	151,915	6,245,226
STAG Industrial, Inc.(b)	117,012	4,129,353
		87,673,612
Insurance — 2.0%
Aflac, Inc.	295,097	32,962,335
Allstate Corp.	159,740	34,288,191
American Financial Group, Inc.	40,797	5,944,939
American International Group, Inc.(b)	345,320	27,121,433
Aon PLC, Class A	126,275	45,027,139
Arch Capital Group Ltd.(b)	222,976	20,230,612
Arthur J Gallagher & Co.(b)	153,239	47,464,248
Assurant, Inc.	30,379	6,580,091
Assured Guaranty Ltd.(b)	28,046	2,374,094
Axis Capital Holdings Ltd.	44,727	4,284,847
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	36,862	$ 1,956,635
Brown & Brown, Inc.(b)	164,958	15,471,411
Chubb Ltd.	224,889	63,474,920
Cincinnati Financial Corp.(b)	92,095	14,560,220
CNA Financial Corp.(b)	10,924	507,529
Everest Group Ltd.	24,847	8,702,165
Fidelity National Financial, Inc., Class A(b)	151,565	9,168,167
First American Financial Corp.	56,183	3,609,196
Globe Life, Inc.	49,438	7,068,151
Hanover Insurance Group, Inc.(b)	20,429	3,710,519
Hartford Insurance Group, Inc.(b)	167,369	22,325,351
Kemper Corp.	36,506	1,881,884
Kinsale Capital Group, Inc.(b)	13,198	5,612,581
Lincoln National Corp.(b)	98,277	3,963,511
Loews Corp.	107,974	10,839,510
Markel Group, Inc.(a)	7,420	14,182,291
Marsh & McLennan Cos., Inc.	298,235	60,103,300
MetLife, Inc.(b)	342,008	28,171,199
Old Republic International Corp.(b)	136,707	5,805,946
Primerica, Inc.	19,539	5,423,831
Principal Financial Group, Inc.	133,132	11,037,974
Progressive Corp.(b)	354,109	87,447,218
Prudential Financial, Inc.	209,187	21,701,059
Reinsurance Group of America, Inc.	39,537	7,596,244
RenaissanceRe Holdings Ltd.	28,055	7,124,006
RLI Corp.	47,310	3,085,558
Ryan Specialty Holdings, Inc., Class A(b)	61,998	3,494,207
Travelers Cos., Inc.	136,612	38,144,803
Unum Group(b)	101,374	7,884,870
W.R. Berkley Corp.(b)	181,047	13,871,821
White Mountains Insurance Group Ltd.	1,546	2,584,170
Willis Towers Watson PLC(b)	58,128	20,080,318
		736,868,494
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	3,512,592	853,911,115
Alphabet, Inc., Class C	2,860,103	696,578,086
IAC, Inc.(a)(b)	45,466	1,549,027
Match Group, Inc.(b)	145,021	5,122,142
Meta Platforms, Inc., Class A	1,319,385	968,929,956
Pinterest, Inc., Class A(a)	352,865	11,351,667
Reddit, Inc., Class A(a)	69,573	16,001,094
Trump Media & Technology Group Corp., Class A(a)(b)	95,565	1,569,177
ZoomInfo Technologies, Inc., Class A(a)	168,504	1,838,379
		2,556,850,643
IT Services — 1.2%
Accenture PLC, Class A	378,276	93,282,862
Akamai Technologies, Inc.(a)	87,457	6,625,742
Amdocs Ltd.(b)	66,180	5,430,069
Cloudflare, Inc., Class A(a)	186,472	40,015,027
Cognizant Technology Solutions Corp., Class A	302,345	20,278,279
DXC Technology Co.(a)	114,561	1,561,466
EPAM Systems, Inc.(a)	33,569	5,061,870
Gartner, Inc.(a)	44,801	11,776,839
Globant SA(a)(b)	26,559	1,523,955
GoDaddy, Inc., Class A(a)	81,329	11,128,247
International Business Machines Corp.	562,231	158,639,099
Kyndryl Holdings, Inc.(a)	140,574	4,221,437
MongoDB, Inc., Class A(a)	47,437	14,723,496
Okta, Inc., Class A(a)	99,087	9,086,278
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	188,874	$ 42,600,531
Twilio, Inc., Class A(a)	84,424	8,449,998
VeriSign, Inc.	51,283	14,337,188
		448,742,383
Leisure Products — 0.0%
Brunswick Corp./DE(b)	42,261	2,672,586
Hasbro, Inc.(b)	80,563	6,110,703
Mattel, Inc.(a)	195,704	3,293,698
YETI Holdings, Inc.(a)	45,742	1,517,720
		13,594,707
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.(b)	173,756	22,301,582
Avantor, Inc.(a)	396,033	4,942,492
Bio-Rad Laboratories, Inc., Class A(a)	11,559	3,241,028
Bio-Techne Corp.(b)	91,027	5,063,832
Bruker Corp.(b)	64,071	2,081,667
Charles River Laboratories International, Inc.(a)	29,732	4,651,869
Danaher Corp.	385,523	76,433,790
Illumina, Inc.(a)	93,163	8,847,690
IQVIA Holdings, Inc.(a)	103,216	19,604,847
Medpace Holdings, Inc.(a)(b)	13,297	6,836,785
Mettler-Toledo International, Inc.(a)	12,783	15,692,539
QIAGEN NV	122,853	5,489,072
Repligen Corp.(a)	32,107	4,291,743
Revvity, Inc.(b)	73,009	6,399,239
Sotera Health Co.(a)	89,715	1,411,217
Tempus AI, Inc., Class A(a)(b)	50,785	4,098,857
Thermo Fisher Scientific, Inc.	228,201	110,682,049
Waters Corp.(a)	35,117	10,528,428
West Pharmaceutical Services, Inc.	42,690	11,198,868
		323,797,594
Machinery — 1.6%
AGCO Corp.(b)	38,260	4,096,498
Allison Transmission Holdings, Inc.	49,074	4,165,401
Caterpillar, Inc.(b)	279,802	133,507,524
CNH Industrial NV(b)	524,740	5,693,429
Crane Co.	29,085	5,355,712
Cummins, Inc.(b)	83,184	35,134,426
Deere & Co.(b)	147,698	67,536,388
Donaldson Co., Inc.(b)	70,954	5,807,585
Dover Corp.	80,818	13,482,867
Esab Corp.(b)	33,897	3,787,651
Flowserve Corp.	76,471	4,063,669
Fortive Corp.(b)	199,926	9,794,375
Gates Industrial Corp. PLC(a)	152,137	3,776,040
Graco, Inc.(b)	105,799	8,988,683
IDEX Corp.(b)	45,995	7,486,146
Illinois Tool Works, Inc.(b)	176,153	45,933,656
Ingersoll Rand, Inc.	246,927	20,401,109
ITT, Inc.	47,558	8,501,468
Lincoln Electric Holdings, Inc.(b)	33,049	7,793,946
Middleby Corp.(a)	30,356	4,035,223
Mueller Industries, Inc.	62,938	6,363,661
Nordson Corp.(b)	31,644	7,181,606
Oshkosh Corp.	38,976	5,055,187
Otis Worldwide Corp.(b)	241,212	22,054,013
PACCAR, Inc.	312,406	30,715,758
Parker-Hannifin Corp.	77,775	58,965,116
Pentair PLC(b)	97,636	10,814,163
RBC Bearings, Inc.(a)	19,455	7,593,092
Snap-on, Inc.(b)	30,545	10,584,759
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.(b)	91,311	$ 6,787,147
Timken Co.(b)	38,052	2,860,749
Toro Co.(b)	59,276	4,516,831
Westinghouse Air Brake Technologies Corp.	103,761	20,800,968
Xylem, Inc./New York(b)	148,373	21,885,018
		615,519,864
Marine Transportation — 0.0%
Kirby Corp.(a)(b)	34,658	2,892,210
Media — 0.4%
Charter Communications, Inc., Class A(a)(b)	54,251	14,924,721
Comcast Corp., Class A	2,214,990	69,594,986
DoubleVerify Holdings, Inc.(a)	93,379	1,118,680
Fox Corp., Class A(b)	131,521	8,293,714
Fox Corp., Class B(b)	89,675	5,137,481
Interpublic Group of Cos., Inc.	221,102	6,170,957
Liberty Broadband Corp., Class A(a)	10,629	673,135
Liberty Broadband Corp., Class C(a)	66,229	4,208,191
New York Times Co., Class A(b)	94,471	5,422,635
News Corp., Class A	228,542	7,018,525
News Corp., Class B(b)	72,414	2,501,904
Nexstar Media Group, Inc., Class A(b)	15,975	3,158,896
NIQ Global Intelligence PLC(a)	39,388	618,392
Omnicom Group, Inc.(b)	122,845	10,015,553
Sirius XM Holdings, Inc.(b)	117,117	2,725,898
Trade Desk, Inc., Class A(a)	263,497	12,913,988
		154,497,656
Metals & Mining — 0.5%
Alcoa Corp.(b)	150,756	4,958,365
Anglogold Ashanti PLC(b)	305,694	21,499,459
Carpenter Technology Corp.	28,440	6,983,158
Cleveland-Cliffs, Inc.(a)	298,171	3,637,686
Freeport-McMoRan, Inc.	864,287	33,897,336
MP Materials Corp., Class A(a)(b)	79,650	5,342,125
Newmont Corp.(b)	667,763	56,299,099
Nucor Corp.(b)	140,672	19,051,209
Reliance, Inc.	31,643	8,886,304
Royal Gold, Inc.(b)	39,052	7,833,050
Southern Copper Corp.(b)	50,932	6,181,107
Steel Dynamics, Inc.(b)	87,742	12,233,867
		186,802,765
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	619,686	6,066,726
Annaly Capital Management, Inc.	387,212	7,825,555
Rithm Capital Corp.(b)	318,587	3,628,706
Starwood Property Trust, Inc.(b)	195,825	3,793,130
		21,314,117
Multi-Utilities — 0.6%
Ameren Corp.(b)	160,933	16,798,186
CenterPoint Energy, Inc.(b)	388,934	15,090,639
CMS Energy Corp.(b)	178,180	13,053,467
Consolidated Edison, Inc.	214,504	21,561,942
Dominion Energy, Inc.(b)	517,385	31,648,440
DTE Energy Co.(b)	122,599	17,339,177
NiSource, Inc.(b)	278,150	12,043,895
Public Service Enterprise Group, Inc.	304,552	25,417,910
Sempra(b)	395,165	35,556,947
WEC Energy Group, Inc.(b)	195,007	22,345,852
		210,856,455
Office REITs — 0.1%
BXP, Inc.(b)	94,137	6,998,144

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Cousins Properties, Inc.	96,524	$ 2,793,404
Highwoods Properties, Inc.(b)	69,806	2,221,227
Kilroy Realty Corp.(b)	71,231	3,009,510
Vornado Realty Trust(b)	104,805	4,247,747
		19,270,032
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.(b)	192,982	3,751,570
Antero Resources Corp.(a)	174,766	5,865,147
APA Corp.(b)	204,142	4,956,568
Cheniere Energy, Inc.	133,722	31,421,996
Chevron Corp.(b)	1,160,663	180,239,357
Chord Energy Corp.(b)	36,465	3,623,527
Civitas Resources, Inc.(b)	54,130	1,759,225
ConocoPhillips	764,947	72,356,337
Coterra Energy, Inc.(b)	447,488	10,583,091
Devon Energy Corp.	372,769	13,069,281
Diamondback Energy, Inc.(b)	117,314	16,787,633
DT Midstream, Inc.(a)(b)	58,939	6,663,643
EOG Resources, Inc.	333,173	37,355,357
EQT Corp.(b)	370,313	20,156,137
Expand Energy Corp.(b)	131,730	13,994,995
Exxon Mobil Corp.	2,618,531	295,239,370
HF Sinclair Corp.	97,394	5,097,602
Kinder Morgan, Inc.(b)	1,177,703	33,340,772
Marathon Petroleum Corp.	184,388	35,538,943
Matador Resources Co.(b)	69,199	3,109,111
Occidental Petroleum Corp.(b)	420,225	19,855,631
ONEOK, Inc.(b)	380,125	27,737,721
Ovintiv, Inc.	155,579	6,282,280
Permian Resources Corp., Class A	438,871	5,617,549
Phillips 66	246,929	33,587,283
Range Resources Corp.	137,084	5,159,842
Targa Resources Corp.(b)	131,174	21,976,892
Texas Pacific Land Corp.(b)	11,580	10,811,551
Valero Energy Corp.	189,180	32,209,787
Viper Energy, Inc., Class A	100,544	3,842,792
Williams Cos., Inc.	735,946	46,622,179
		1,008,613,169
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	37,263	3,310,445
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	75,056	3,736,288
American Airlines Group, Inc.(a)(b)	376,693	4,234,029
Delta Air Lines, Inc.	396,893	22,523,678
Southwest Airlines Co.(b)	305,290	9,741,804
United Airlines Holdings, Inc.(a)	199,563	19,257,829
		59,493,628
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	74,515	2,708,620
Coty, Inc., Class A(a)	220,597	891,212
elf Beauty, Inc.(a)	31,573	4,182,791
Estee Lauder Cos., Inc., Class A(b)	140,700	12,398,484
Kenvue, Inc.	1,163,647	18,885,991
		39,067,098
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,238,012	55,834,341
Corcept Therapeutics, Inc.(a)(b)	57,989	4,819,466
Elanco Animal Health, Inc.(a)	298,049	6,002,707
Eli Lilly & Co.	484,112	369,377,456
Jazz Pharmaceuticals PLC(a)	34,277	4,517,709
Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	1,454,183	$ 269,634,612
Merck & Co., Inc.	1,522,569	127,789,216
Organon & Co.	175,004	1,869,043
Perrigo Co. PLC(b)	77,833	1,733,341
Pfizer, Inc.	3,432,936	87,471,209
Royalty Pharma PLC, Class A	233,804	8,248,605
Viatris, Inc.	704,719	6,976,718
Zoetis, Inc., Class A	269,658	39,456,358
		983,730,781
Professional Services — 0.7%
Amentum Holdings, Inc.(a)(b)	89,366	2,140,316
Automatic Data Processing, Inc.	246,235	72,269,972
Booz Allen Hamilton Holding Corp., Class A	72,898	7,286,155
Broadridge Financial Solutions, Inc.(b)	71,122	16,939,127
CACI International, Inc., Class A(a)	13,121	6,544,492
Clarivate PLC(a)	255,993	980,453
Concentrix Corp.(b)	24,073	1,110,969
Dayforce, Inc.(a)	92,294	6,358,134
Equifax, Inc.(b)	75,665	19,410,342
ExlService Holdings, Inc.(a)	97,634	4,298,825
FTI Consulting, Inc.(a)	19,472	3,147,649
Genpact Ltd.(b)	91,450	3,830,841
Jacobs Solutions, Inc.	72,596	10,879,237
KBR, Inc.	78,299	3,702,760
Leidos Holdings, Inc.	76,443	14,444,669
ManpowerGroup, Inc.(b)	31,447	1,191,841
Parsons Corp.(a)	29,734	2,465,543
Paychex, Inc.(b)	196,639	24,925,960
Paycom Software, Inc.(b)	30,686	6,386,984
Paylocity Holding Corp.(a)	26,389	4,202,976
Robert Half, Inc.(b)	61,305	2,083,144
Science Applications International Corp.(b)	27,061	2,689,052
SS&C Technologies Holdings, Inc.	126,779	11,252,904
TransUnion(b)	115,017	9,636,124
Verisk Analytics, Inc.	85,688	21,551,389
		259,729,858
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	180,456	28,432,647
CoStar Group, Inc.	255,603	21,565,225
Howard Hughes Holdings, Inc.(b)	16,804	1,380,785
Jones Lang LaSalle, Inc.	28,277	8,434,464
Zillow Group, Inc., Class A	30,566	2,275,333
Zillow Group, Inc., Class C	97,985	7,549,744
		69,638,198
Residential REITs — 0.3%
American Homes 4 Rent, Class A	203,516	6,766,907
AvalonBay Communities, Inc.(b)	84,144	16,254,097
Camden Property Trust(b)	65,348	6,977,859
Equity LifeStyle Properties, Inc.	113,631	6,897,402
Equity Residential	233,143	15,091,346
Essex Property Trust, Inc.(b)	37,922	10,150,203
Invitation Homes, Inc.	365,793	10,728,709
Mid-America Apartment Communities, Inc.(b)	68,844	9,619,572
Sun Communities, Inc.	79,683	10,279,107
UDR, Inc.	198,040	7,378,970
		100,144,172
Retail REITs — 0.3%
Agree Realty Corp.(b)	63,946	4,542,724
Brixmor Property Group, Inc.	175,799	4,866,116
Federal Realty Investment Trust	52,020	5,270,146
Kimco Realty Corp.(b)	400,286	8,746,249
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	109,837	$ 4,675,761
Realty Income Corp.(b)	540,543	32,859,609
Regency Centers Corp.	108,286	7,894,050
Simon Property Group, Inc.	195,811	36,747,850
		105,602,505
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.(a)	973,157	157,447,071
Allegro MicroSystems, Inc.(a)(b)	68,116	1,988,987
Amkor Technology, Inc.	73,275	2,081,010
Analog Devices, Inc.	299,802	73,661,351
Applied Materials, Inc.(b)	484,679	99,233,179
Astera Labs, Inc.(a)	75,061	14,696,944
Broadcom, Inc.	2,790,776	920,704,910
Cirrus Logic, Inc.(a)	33,444	4,190,199
Enphase Energy, Inc.(a)	80,819	2,860,185
Entegris, Inc.(b)	90,889	8,403,597
First Solar, Inc.(a)	63,423	13,986,674
GLOBALFOUNDRIES, Inc.(a)	64,640	2,316,698
Intel Corp.	2,640,747	88,597,062
KLA Corp.	80,416	86,736,698
Lam Research Corp.	772,667	103,460,111
Lattice Semiconductor Corp.(a)	84,747	6,213,650
MACOM Technology Solutions Holdings, Inc., Class H(a)	37,368	4,651,942
Marvell Technology, Inc.	522,367	43,915,394
Microchip Technology, Inc.(b)	322,842	20,732,913
Micron Technology, Inc.	675,180	112,971,118
MKS, Inc.(b)	40,330	4,991,644
Monolithic Power Systems, Inc.(b)	28,083	25,854,333
NVIDIA Corp.	14,142,823	2,638,767,915
ON Semiconductor Corp.(a)	252,728	12,462,018
Onto Innovation, Inc.(a)	28,845	3,727,351
Qorvo, Inc.(a)	55,714	5,074,431
QUALCOMM, Inc.	654,934	108,954,820
Skyworks Solutions, Inc.(b)	89,702	6,905,260
Teradyne, Inc.	95,153	13,096,859
Texas Instruments, Inc.(b)	549,199	100,904,332
Universal Display Corp.(b)	26,145	3,755,206
		4,693,343,862
Software — 11.0%
Adobe, Inc.(a)	257,179	90,719,892
Appfolio, Inc., Class A(a)	12,842	3,540,026
AppLovin Corp., Class A(a)(b)	144,070	103,520,058
Atlassian Corp., Class A(a)	99,656	15,915,063
Aurora Innovation, Inc., Class A(a)(b)	607,788	3,275,977
Autodesk, Inc.(a)	128,740	40,896,836
Bentley Systems, Inc., Class B(b)	97,964	5,043,187
Bill Holdings, Inc.(a)(b)	56,046	2,968,757
Cadence Design Systems, Inc.(a)	165,516	58,139,150
CCC Intelligent Solutions Holdings, Inc.(a)(b)	373,840	3,405,682
Circle Internet Group, Inc., Class A(a)(b)	28,121	3,728,282
Confluent, Inc., Class A(a)	158,918	3,146,576
Crowdstrike Holdings, Inc., Class A(a)	147,584	72,372,242
Datadog, Inc., Class A(a)	187,880	26,754,112
Docusign, Inc.(a)	118,228	8,523,057
Dolby Laboratories, Inc., Class A(b)	38,321	2,773,291
Dropbox, Inc., Class A(a)	120,492	3,640,063
Dynatrace, Inc.(a)	175,974	8,525,940
Elastic NV(a)	54,982	4,645,429
Fair Isaac Corp.(a)	14,018	20,978,358
Fortinet, Inc.(a)	385,304	32,396,360
Gen Digital, Inc.(b)	329,343	9,350,048
Security	Shares	Value
Software (continued)
Gitlab, Inc., Class A(a)	77,976	$ 3,515,158
Guidewire Software, Inc.(a)	50,099	11,515,756
HubSpot, Inc.(a)	30,041	14,053,180
Informatica, Inc., Class A(a)	76,611	1,903,017
Intuit, Inc.(b)	164,993	112,675,370
Manhattan Associates, Inc.(a)	36,515	7,484,845
Microsoft Corp.	4,481,653	2,321,272,171
nCino, Inc.(a)(b)	79,304	2,149,931
Nutanix, Inc., Class A(a)	153,612	11,427,197
Oracle Corp.	1,000,598	281,408,181
Palantir Technologies, Inc., Class A(a)	1,319,956	240,786,374
Palo Alto Networks, Inc.(a)	396,938	80,824,516
Pegasystems, Inc.(b)	52,428	3,014,610
Procore Technologies, Inc.(a)(b)	74,818	5,455,729
PTC, Inc.(a)	70,555	14,324,076
RingCentral, Inc., Class A(a)	55,109	1,561,789
Roper Technologies, Inc.	64,998	32,413,853
Rubrik, Inc., Class A(a)	69,575	5,722,544
SailPoint, Inc.(a)(b)	35,823	790,972
Salesforce, Inc.	564,189	133,712,793
Samsara, Inc., Class A(a)	156,521	5,830,407
SentinelOne, Inc., Class A(a)	166,630	2,934,354
ServiceNow, Inc.(a)	124,892	114,935,610
Strategy, Inc., Class A(a)(b)	159,535	51,403,772
Synopsys, Inc.(a)	110,917	54,725,339
Teradata Corp.(a)	58,692	1,262,465
Tyler Technologies, Inc.(a)	26,856	14,049,985
UiPath, Inc., Class A(a)	269,424	3,604,893
Unity Software, Inc.(a)	193,657	7,754,026
Workday, Inc., Class A(a)	130,491	31,413,098
Zoom Communications, Inc., Class A(a)	157,511	12,994,657
Zscaler, Inc.(a)	60,021	17,985,893
		4,129,164,947
Specialized REITs — 0.8%
American Tower Corp.	284,339	54,684,077
Crown Castle, Inc.	264,646	25,535,693
CubeSmart	132,294	5,379,074
Digital Realty Trust, Inc.	203,893	35,249,022
EPR Properties(b)	44,194	2,563,694
Equinix, Inc.	59,054	46,253,455
Extra Space Storage, Inc.(b)	129,295	18,222,837
Gaming and Leisure Properties, Inc.	173,164	8,071,174
Iron Mountain, Inc.	179,765	18,325,244
Lamar Advertising Co., Class A(b)	51,901	6,353,720
Millrose Properties, Inc., Class A	76,577	2,573,753
National Storage Affiliates Trust(b)	46,552	1,406,801
Public Storage(b)	96,113	27,762,240
Rayonier, Inc.(b)	94,874	2,517,956
SBA Communications Corp.(b)	64,372	12,446,326
VICI Properties, Inc.	642,870	20,963,991
Weyerhaeuser Co.(b)	434,243	10,764,884
		299,073,941
Specialty Retail — 1.9%
AutoNation, Inc.(a)	18,318	4,007,429
AutoZone, Inc.(a)	10,093	43,301,392
Bath & Body Works, Inc.(b)	127,626	3,287,646
Best Buy Co., Inc.(b)	113,980	8,619,168
Burlington Stores, Inc.(a)	37,069	9,434,060
CarMax, Inc.(a)	92,519	4,151,327
Carvana Co., Class A(a)	80,541	30,383,287
Chewy, Inc., Class A(a)	129,046	5,219,911
Dick’s Sporting Goods, Inc.	37,706	8,379,027

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Five Below, Inc.(a)	33,418	$ 5,169,765
Floor & Decor Holdings, Inc., Class A(a)(b)	63,434	4,675,086
GameStop Corp., Class A(a)(b)	238,850	6,515,828
Gap, Inc.	155,337	3,322,658
Home Depot, Inc.	601,661	243,787,021
Lithia Motors, Inc., Class A(b)	14,768	4,666,688
Lowe’s Cos., Inc.	338,680	85,113,671
Murphy USA, Inc.(b)	10,734	4,167,583
O’Reilly Automotive, Inc.(a)	518,295	55,877,384
Penske Automotive Group, Inc.(b)	11,118	1,933,531
RH(a)	8,838	1,795,528
Ross Stores, Inc.	195,701	29,822,875
TJX Cos., Inc.	675,906	97,695,453
Tractor Supply Co.(b)	317,564	18,059,865
Ulta Beauty, Inc.(a)	28,139	15,384,998
Valvoline, Inc.(a)	73,799	2,650,122
Wayfair, Inc., Class A(a)	54,434	4,862,589
Williams-Sonoma, Inc.(b)	73,817	14,427,533
		716,711,425
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	8,809,753	2,243,227,406
Dell Technologies, Inc., Class C(b)	188,016	26,655,028
Hewlett Packard Enterprise Co.	799,169	19,627,591
HP, Inc.	565,278	15,392,520
NetApp, Inc.(b)	121,583	14,402,722
Pure Storage, Inc., Class A(a)	187,597	15,722,505
Sandisk Corp.(a)	83,370	9,354,114
Super Micro Computer, Inc.(a)(b)	304,775	14,610,913
Western Digital Corp.	206,444	24,785,667
		2,383,778,466
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	92,047	3,198,633
Birkenstock Holding PLC(a)	41,395	1,873,124
Columbia Sportswear Co.(b)	14,005	732,462
Crocs, Inc.(a)	32,688	2,731,082
Deckers Outdoor Corp.(a)	89,407	9,063,188
Lululemon Athletica, Inc.(a)	63,097	11,226,849
NIKE, Inc., Class B(b)	699,165	48,752,775
On Holding AG, Class A(a)	129,066	5,465,945
PVH Corp.	30,643	2,566,964
Ralph Lauren Corp., Class A	23,693	7,429,177
Tapestry, Inc.	123,869	14,024,448
Under Armour, Inc., Class A(a)	126,836	632,912
Under Armour, Inc., Class C(a)	128,526	620,781
VF Corp.(b)	210,114	3,031,945
		111,350,285
Tobacco — 0.6%
Altria Group, Inc.(b)	1,019,351	67,338,327
Philip Morris International, Inc.	941,474	152,707,083
		220,045,410
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	62,694	3,990,473
Applied Industrial Technologies, Inc.(b)	22,239	5,805,491
Core & Main, Inc., Class A(a)	113,794	6,125,531
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.(b)	694,827	$ 34,074,316
Ferguson Enterprises, Inc.	117,802	26,455,973
FTAI Aviation Ltd.	60,269	10,056,485
MSC Industrial Direct Co., Inc., Class A(b)	26,309	2,424,111
QXO, Inc.(a)(b)	363,988	6,937,611
SiteOne Landscape Supply, Inc.(a)(b)	27,805	3,581,284
United Rentals, Inc.(b)	39,153	37,377,803
Watsco, Inc.(b)	21,085	8,524,666
WESCO International, Inc.	28,668	6,063,282
WW Grainger, Inc.(b)	26,959	25,690,849
		177,107,875
Water Utilities(b) — 0.1%
American Water Works Co., Inc.	115,238	16,039,977
Essential Utilities, Inc.	179,076	7,145,133
		23,185,110
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA(b)	63,386	3,076,756
T-Mobile U.S., Inc.	274,421	65,690,899
		68,767,655
Total Common Stocks — 99.3% (Cost: $14,405,557,111)		37,185,349,090
Investment Companies
Equity Funds — 0.2%
iShares Russell 1000 ETF(b)(c)	190,067	69,465,687
Total Investment Companies — 0.2% (Cost: $45,429,490)		69,465,687
Total Long-Term Investments — 99.5% (Cost: $14,450,986,601)		37,254,814,777
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(e)(f)	2,373,365,330	2,374,552,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(e)	257,385,842	257,385,842
Total Short-Term Securities — 7.0% (Cost: $2,630,673,762)		2,631,937,855
Total Investments — 106.5% (Cost: $17,081,660,363)		39,886,752,632
Liabilities in Excess of Other Assets — (6.5)%		(2,450,817,928)
Net Assets — 100.0%		$ 37,435,934,704

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,880,715,577	$ 493,833,107 (a)	$ —	$ (94,166)	$ 97,495	$ 2,374,552,013	2,373,365,330	$ 4,699,170 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	242,319,252	15,066,590 (a)	—	—	—	257,385,842	257,385,842	6,721,278	—
Blackrock, Inc.	94,703,762	10,427,818	(10,340,679)	675,339	12,015,315	107,481,555	92,190	1,437,580	—
iShares Russell 1000 ETF	263,323,275	968,227,058	(1,215,725,021)	41,247,248	12,393,127	69,465,687	190,067	2,500,249	—
				$ 41,828,421	$ 24,505,937	$ 2,808,885,097		$ 15,358,277	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	727	12/19/25	$ 244,954	$ 2,335,223
S&P Mid 400 E-Mini Index	53	12/19/25	17,417	(121,741)
				$ 2,213,482
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2025
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 37,185,349,089	$ —	$ 1	$ 37,185,349,090
Investment Companies	69,465,687	—	—	69,465,687
Short-Term Securities
Money Market Funds	2,631,937,855	—	—	2,631,937,855
	$39,886,752,631	$—	$1	$39,886,752,632
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,335,223	$ —	$ —	$ 2,335,223
Liabilities
Equity Contracts	(121,741)	—	—	(121,741)
	$2,213,482	$—	$—	$2,213,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments